Note 2 - Sale and Deconsolidation of GMI and Discontinued Operations - Disposal Group (Details) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2023	Sep. 30, 2022	Dec. 31, 2022	Dec. 31, 2021
Goodwill, impairment loss		$ 2,254,624			$ 6,460,168	$ 0
Net loss on discontinued operations	$ 0	(3,530,152)	$ (335,993)	$ (3,052,648)
Gray Matters Inc [Member]
Revenue	0	0	0	566,862
Cost of revenue	0	256,974	74,223	1,118,301
Excess of contract costs over revenue	0	(256,974)	(74,223)	(551,439)
Salaries and benefits	0	463,502	484,249	1,076,781
Intangibles amortization	0	303,791	85,338	917,496
Stock based compensation, before forfeitures	0	215,775	65,487	268,283
Forfeiture of stock options	0	0	(407,322)	0
Other operating expenses	0	113,078	134,633	702,534
Change in fair value of contingent consideration	0	0	0	(930,000)
Goodwill, impairment loss	0	2,254,624		2,254,624
Gain on disposal of business	0	0	(100,615)	0
Loss before income tax benefit	0	(3,607,744)	(335,993)	(4,841,157)
Income tax benefit	0	77,592	0	1,788,509
Net loss on discontinued operations	$ 0	$ (3,530,152)	$ (335,993)	$ (3,052,648)
Total assets of discontinued operations					2,316,845
Customer Relationships [Member] | Gray Matters Inc [Member]
Discontinued operations, intangible assets					1,057,722
Technology-Based Intangible Assets [Member] | Gray Matters Inc [Member]
Discontinued operations, intangible assets					760,698
Computer Software, Intangible Asset [Member] | Gray Matters Inc [Member]
Discontinued operations, intangible assets					$ 498,425